Legg Mason Tax-Free Income Fund

MARYLAND TAX-FREE PENNSYLVANIA TAX-FREE TAX-FREE INTERMEDIATE-TERM

ANNUAL REPORT TO SHAREHOLDERS March 31, 2003 Primary Class

To Our Shareholders,

   We are pleased to provide you with the annual report for the Legg Mason Tax-Free Income Fund (“Trust”) for the year ended March 31, 2003. This report includes financial information for the three series of the Trust: the Maryland Tax-Free Income Fund, Pennsylvania Tax-Free Income Fund and Tax-Free Intermediate-Term Income Fund.

   The following table summarizes key statistics for each Fund, as of March 31, 2003:

		Average	Net Asset Value
	SEC YieldA	Weighted Maturity	Per Share

Maryland Tax-Free	3.72%	14.55 Years	$16.63
Pennsylvania Tax-Free	3.13%	12.32 Years	16.79
Tax-Free Intermediate	2.38%	7.19 Years	16.13

   For the year ended March 31, 2003, total returns for Maryland Tax-Free, Pennsylvania Tax-Free and Tax-Free Intermediate were +9.20%, +9.27%, and +8.01%, respectively. (Total return measures investment performance in terms of appreciation or depreciation in net asset value per share plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. The initial sales charge for each Fund is being waived indefinitely, and no initial sales charges are reflected in these total return calculations.) Of course, past performance does not guarantee future results.

   Normally, the average weighted maturity for Maryland Tax-Free and Pennsylvania Tax-Free will be kept within a range of 12 to 24 years. Because of their relatively long average weighted maturities, these Funds offer potentially higher yields than short-term and intermediate-term tax-free bond funds. However, their net asset values per share typically will decline more when interest rates rise and gain more when interest rates fall than net asset values per share of tax-free bond funds with short- and intermediate-term average weighted maturities. Tax-Free Intermediate’s average weighted maturity is normally kept within an intermediate-term maturity range of 2 to 10 years. We expect that, in most market periods, Tax-Free Intermediate will offer greater price stability than municipal bond funds with longer maturities, while earning somewhat lower yields.

A	SEC yields reported are for the 30 days ended March 31, 2003. If no fees had been waived by the Adviser, the 30-day SEC yields for Maryland Tax-Free, Pennsylvania Tax-Free and Tax-Free Intermediate would have been 3.49%, 2.86% and 2.00%, respectively.

   The Funds purchase only securities which have received investment grade ratings from Moody’s Investors Service or Standard & Poor’s or which are judged by their investment adviser to be of comparable quality. Moody’s ratingsB of securities currently owned by the Funds are:

	Maryland	Pennsylvania	Tax-Free
	Tax-Free	Tax-Free	Intermediate

Aaa	45.62%	67.21%	49.09%
Aa	25.90%	19.59%	19.69%
A	14.70%	—%	4.36%
Baa	10.18%	—%	5.76%
Short-term securities	3.60%	13.20%	21.10%

   PricewaterhouseCoopers LLC, independent accountants for the Trust, has completed its annual examination, and audited financial statements for the fiscal year ended March 31, 2003, are included in this report.

   Some shareholders regularly add to their holdings by authorizing monthly transfers from their bank checking or Legg Mason accounts. Your Financial Advisor will be happy to help you make these arrangements if you would like to purchase additional shares in this convenient way.

Sincerely,

Mark R. Fetting President

May 1, 2003

B	S&P ratings if not rated by Moody’s.

Portfolio Manager’s Comments

Legg Mason Tax-Free Income Fund

Market Overview and Commentary

   The past twelve months have been kind to most fixed income investors. The Lehman Municipal Bond Index,A a proxy for the broad market of tax-free debt, returned an impressive 9.9% for the twelve months ended March 31, 2003. In contrast, war jitters and the struggling economy punished the equity markets. While exhibiting extreme volatility, the S&P 500 Stock Composite IndexB declined 24.8% over the past twelve months, while the Dow Jones Industrial AverageC dropped 19.3%. At the time of this writing, many Iraqis are celebrating the defeat of Saddam Hussein’s brutal regime, and coalition forces are turning to the arduous task of restoring basic services and rebuilding the government. Some investors believe that as the fog of war lifts, increased investment and consumer spending will spur a robust economic recovery. In fact, at their March 18 meeting the Federal Reserve held the federal funds rate steady at 1.25%, despite flagging consumer confidence and continued employment losses, in part because of “the unusually large uncertainties clouding the geopolitical situation.” With interest rates hovering near forty-year lows and Congress debating another dose of fiscal stimulus in the form of tax cuts, the Fed believes the seeds for recovery are in place and a patient approach is warranted over the near term. Certainly the Iraqi conflict’s brevity will boost domestic confidence. Limited damage to Iraq’s infrastructure will curb the costs of reconstruction. Likewise, the quick end to the war has lowered the oil prices that were hampering the American consumer. However, it is impossible to ignore that recent economic data have turned decidedly weaker. For example, disappointing earnings have put a lid on corporate hiring. The result has been the largest two-month decline in payrolls since the aftermath of September 11, as over 450,000 jobs were lost in February and March. Job insecurity is damaging consumer confidence, as evidenced by lackluster retail and auto sales. Although low mortgage rates have supported home sales, building and refinancing activity, the sluggish job market and relatively high consumer debt loads could weaken housing activity. With fourth quarter 2002 GDP posting a tepid 1.4% annual rate and growth in the first quarter of 2003 appearing meager, there is little room for further deterioration.

Maryland Tax-Free Income Trust

   For the fiscal year ended March 31, 2003, the Fund’s total return was 9.20%. The average maturity of the Fund decreased to 14.6 years from 15.0 years over the last twelve months.

A	A total return performance benchmark for the long-term investment grade tax-exempt bond market.

B	An unmanaged index of widely held common stocks, generally considered representative of the U.S. stock market.

C	A total return price-weighted average based on the price movements of 30 blue chip stocks, computed by reinvesting quarterly dividends on a monthly basis.

Portfolio Manager’s Comments — Continued

Pennsylvania Tax-Free Income Trust

   For the fiscal year ended March 31, 2003, the Fund’s total return was 9.27%. The average maturity of the Fund decreased to 12.3 years from 14.8 years over the last twelve months.

Tax-Free Intermediate-Term Income Trust

   For the fiscal year ended March 31, 2003, the Fund’s total return was 8.01%. The average maturity of the fund decreased to 7.2 years from 7.4 years over the last twelve months.

Outlook

   Concurrent with the winding down of combat, the Iraq War’s domination of market psychology is nearing an end. Going forward, forecasts of inflation and growth, as well as assessments of future borrowing at the federal, municipal and corporate levels will determine interest rates and fixed income returns. With the Fed unlikely to raise rates and inflation (ex-energy) quiescent, interest rates should remain relatively low over the balance of 2003. However, we do anticipate that yields may drift modestly higher over the second half of the year, as increased borrowing at both the federal and state levels becomes increasingly difficult to digest, especially in the municipal market. Following 2002’s record $357 billion of new issuance, municipalities sold an additional $80 billion of bonds in the first quarter of 2003. Given the continued drop in revenue from income, sales, and capital gains taxes, states are projected to have budget deficits exceeding $110 billion through 2004. Remedies will include higher taxes and increased borrowing, which could result in higher yields. As a result, we continue to be cautious positioning portfolios with regard to both interest rate risk and credit quality.

Strategy

   We are mindful of the current level of interest rates, particularly for short and intermediate maturity bonds. As a result, we have positioned the Funds with an eye toward principal preservation in a rising interest rate environment. In addition, we have maintained the high average quality of the Funds and continue to limit our holdings of lower-rated securities as declining tax receipts have eroded the credit strength of many municipalities.

Jane E. Trust, CFA

April 21, 2003

Performance Information
Legg Mason Tax-Free Income Fund

Performance Comparison of a $10,000 Investment as of March 31, 2003

   The following graphs compare each Fund’s total returns against that of a closely matched broad-based securities market index. The lines illustrate the cumulative total return of an initial $10,000 investment for the periods indicated after subtracting each Fund’s maximum sales charge and after deducting all Fund investment management and other administrative expenses and the transaction costs of buying and selling portfolio securities. The lines representing the securities market indices do not include any transaction costs associated with buying and selling securities in the indices or other administrative expenses. Both the Legg Mason Funds’ results and the indices’ results assume reinvestment of all dividends and distributions.

   Total return measures investment performance in terms of appreciation or depreciation in a fund’s net asset value per share, plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. The investment return and principal value of an investment in each of these Funds will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Average annual returns tend to smooth out variations in a fund’s return, so that they differ from actual year-to-year results. Performance would have been lower if fees had not been waived in various periods.

   Each Fund has two classes of shares: Primary Class and Institutional Class. The Institutional Classes of the Funds are not active.

Performance Information — Continued

Maryland Tax-Free Income Trust

	Cumulative	Average Annual
	Total Return*	Total Return*

One Year	+6.20%	+6.20%
Five Years	+25.52%	+4.65%
Ten Years	+69.27%	+5.40%

* Includes maximum sales charge of 2.75%.

	Cumulative	Average Annual
	Total Return*	Total Return*

One Year	+9.20%	+9.20%
Five Years	+29.05%	+5.23%
Since 11/3/97 †	+32.61%	+5.36%

* Excludes maximum sales charge of 2.75%.
† Sales charges have been waived since November 3, 1997.

The graphs and tables do not reflect the deduction of taxes that a shareholder would pay on

Fund distributions or the redemption of Fund shares.

Past performance does not predict future performance.

A	A total return performance benchmark for the long-term investment grade tax-exempt bond market.

Pennsylvania Tax-Free Income Trust

	Cumulative	Average Annual
	Total Return*	Total Return*

One Year	+6.28%	+6.28%
Five Years	+25.59%	+4.66%
Ten Years	+70.82%	+5.50%

* Includes maximum sales charge of 2.75%.

	Cumulative	Average Annual
	Total Return*	Total Return*

One Year	+9.27%	+9.27%
Five Years	+29.17%	+5.25%
Since 11/3/97 †	+32.89%	+5.40%

* Excludes maximum sales charge of 2.75%.
† Sales charges have been waived since November 3, 1997.

The graphs and tables do not reflect the deduction of taxes that a shareholder would pay on

Fund distributions or the redemption of Fund shares.

Past performance does not predict future performance.

Performance Information — Continued

Tax-Free Intermediate-Term Income Trust

	Cumulative	Average Annual
	Total Return*	Total Return*

One Year	+5.82%	+5.82%
Five Years	+24.72%	+4.52%
Ten Years	+62.04%	+4.94%

* Includes maximum sales charge of 2.00%.

	Cumulative	Average Annual
	Total Return*	Total Return*

One Year	+8.01%	+8.01%
Five Years	+27.28%	+4.84%
Since 11/3/97 †	+30.12%	+4.99%

* Excludes maximum sales charge of 2.00%.
† Sales charges have been waived since November 3, 1997.

The graphs and tables do not reflect the deduction of taxes that a shareholder would pay on

Fund distributions or the redemption of Fund shares.

Past performance does not predict future performance.

B	A total return performance benchmark for investment grade tax-exempt bonds with maturities ranging from six to eight years.

Statement of Net Assets

Legg Mason Tax-Free Income Fund
March 31, 2003
(Amounts in Thousands)

Maryland Tax-Free Income Trust

	Rate	Maturity Date	Par	Value

Municipal Bonds — 95.9%

Maryland — 95.9%
Anne Arundel County, Maryland, Consolidated General Improvement Bonds, Series 1996	5.000%	9/1/16	$1,000	$1,068
Anne Arundel County, Maryland, GO Bonds, Consolidated General Improvement, Series 1999	6.500%	5/15/06	1,000	1,143
Anne Arundel County, Maryland, PCR Refunding Bonds (Baltimore Gas and Electric Company Project), Series 1994	6.000%	4/1/24	4,500	4,645
Baltimore County, Maryland, GO Bonds, Consolidated Public Improvement Bonds, 1998 Series	4.750%	7/1/18	3,150	3,254
Carroll County, Maryland, GO Bonds, County Commissioners of Carroll County, Consolidated Public Improvement Bonds of 1995 (Pre-refunded 11/1/05)	5.375%	11/1/25	1,000	1,109	A
City of Annapolis, Maryland, Economic Development Revenue and Revenue Refunding Bonds (St. John’s College Facility)
1998 Series	5.500%	10/1/18	1,000	1,033
1998 Series	5.500%	10/1/23	2,000	2,034
City of Baltimore, Maryland (Mayor and City Council of Baltimore), GO Bonds, Consolidated Public Improvement Refunding Bonds of 1993, Series D (AMBAC insured)	6.000%	10/15/06	1,140	1,302
City of Baltimore, Maryland (Mayor and City Council of Baltimore), Project and Refunding Revenue Bonds (Water Projects)
Series 1994-A	5.000%	7/1/24	3,710	3,930
Series 1994-A	5.000%	7/1/24	1,890	1,984
City of Baltimore, Maryland (Mayor and City Council of Baltimore), Project and Refunding Revenue Bonds (Wastewater Projects) (FGIC insured)
Series 1996-A	5.000%	7/1/22	1,550	1,647
Series 1996-A (Pre-refunded 7/1/09)	5.500%	7/1/26	1,000	1,150	A

Statement of Net Assets — Continued

Legg Mason Tax-Free Income Fund

Maryland Tax-Free Income Trust — Continued

	Rate	Maturity Date	Par	Value

Community Development Administration, Department of Housing and Community Development, State of Maryland, Multi-Family Housing Revenue Bonds (Insured Mortgage Loans)
2001 Series B AMT	5.100%	5/15/16	$1,950	$2,033
1995 Series B	5.800%	5/15/26	1,500	1,517
Community Development Administration, Maryland Department of Housing and Community Development, Residential Revenue Bonds
1999 Series H AMT	6.000%	9/1/17	3,000	3,193
2001 Series H AMT	5.200%	9/1/22	2,000	2,051
2001 Series B AMT	5.375%	9/1/22	370	381
2000 Series H AMT	5.700%	9/1/22	2,000	2,109
1999 Series D AMT	5.375%	9/1/24	2,000	2,062
Department of Transportation of Maryland, Consolidated Transportation Bonds, Series 2002	5.500%	2/1/15	3,000	3,476
Frederick County, Maryland, GO, Public Facilities Refunding Bonds of 1998, Series A	5.000%	7/1/15	1,000	1,112
Harford County, Maryland, Consolidated Public Improvement Bonds, Series 1996 (Pre-refunded 3/1/06)	5.000%	3/1/12	315	351	A
Howard County, Maryland, GO Bonds, Metropolitan District Refunding Bonds, 1991 Series B	0.000%	8/15/07	1,000	896	B
Maryland Economic Development Corporation, Utility Infrastructure Revenue Bonds (University of Maryland, College Park Project), 2001 Series (AMBAC insured)	5.375%	7/1/16	1,000	1,102
Maryland Health and Higher Educational Facilities Authority, County Commissioners of Frederick County, Maryland, Frederick Memorial Hospital, Inc., Series 1990 (Pre-refunded 8/1/03)	6.625%	8/1/20	250	260	A
Maryland Health and Higher Educational Facilities Authority, Junior Lien Refunding Revenue Bonds, Francis Scott Key Medical Center Issue, Series 1993	5.625%	7/1/25	990	1,004
Maryland Health and Higher Educational Facilities Authority, Project and Refunding Revenue Bonds, University of Maryland Medical System Issue, Series 1993 (FGIC insured)	5.375%	7/1/13	2,000	2,058

	Rate	Maturity Date	Par	Value

Maryland Health and Higher Educational Facilities Authority, Refunding Revenue Bonds, Francis Scott Key Medical Center Issue, Series 1993 (FGIC insured)	5.000%	7/1/23	$2,000	$2,017
Maryland Health and Higher Educational Facilities Authority, Refunding Revenue Bonds, Kennedy Krieger Issue, Series 1997	5.125%	7/1/22	3,000	2,933
Maryland Health and Higher Educational Facilities Authority, Refunding Revenue Bonds, The Johns Hopkins University Issue
Series 1998	6.000%	7/1/08	1,000	1,167
Series 1998	6.000%	7/1/10	500	589
Series 1997	5.625%	7/1/17	1,000	1,127
Series 1998	5.125%	7/1/20	3,000	3,149
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Board of Child Care Issue, Series 2002	5.500%	7/1/18	1,110	1,195
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Carroll County General Hospital Issue
Series 2002	5.750%	7/1/22	1,000	1,039
Series 2002	6.000%	7/1/26	2,000	2,098
Series 2002	5.750%	7/1/27	1,050	1,082
Series 2002	5.800%	7/1/32	2,000	2,064
Series 2002	6.000%	7/1/37	1,000	1,046
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, College of Notre Dame of Maryland Issue, Series 1998 (MBIA insured)	5.300%	10/1/18	925	1,051
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Hebrew Home of Greater Washington Issue, Series 2002	5.800%	1/1/32	2,250	2,318
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Helix Health Issue, Series 1997 (AMBAC insured)	5.125%	7/1/11	2,000	2,249
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Howard County General Hospital Issue, Series 1993	5.500%	7/1/21	2,825	2,906
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Johns Hopkins Medicine, Howard County General Hospital Acquisition Issue, Series 1998 (MBIA insured)	5.000%	7/1/29	2,000	2,030

Statement of Net Assets — Continued

Legg Mason Tax-Free Income Fund

Maryland Tax-Free Income Trust — Continued

	Rate	Maturity Date	Par	Value

Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Medlantic/ Helix Issue, Series 1998B (AMBAC insured)	5.250%	8/15/38	$2,900	$3,070
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, The Johns Hopkins Hospital Issue
Series 2001	5.000%	5/15/12	1,500	1,617
Series 1990	0.000%	7/1/19	4,000	1,787	B
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Union Hospital of Cecil County Issue, Series 2002	5.500%	7/1/22	250	259
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of Maryland Medical System Issue
Series 2001	5.750%	7/1/21	3,000	3,196
Series 2000	6.750%	7/1/30	1,250	1,373
Series 2002	6.000%	7/1/32	1,000	1,062
Maryland IDA, Economic Development Revenue Bonds (National Aquarium in Baltimore Facility), Series 2002 B	5.000%	11/1/19	500	518
Maryland IDA, Refunding Revenue Bonds, (American Center for Physics Headquarters Facility), Series 2001	5.250%	12/15/15	320	352
Maryland Transportation Authority, Transportation Facilities Projects, Revenue Bonds, Series 1992 (FGIC insured)	5.750%	7/1/15	5,250	5,268
Maryland Water Quality Financing Administration, Revolving Loan Fund Revenue Bonds, Series 1993A (Pre-refunded 9/1/03)	5.400%	9/1/12	1,500	1,527	A
Mayor and City Council of Baltimore (City of Baltimore, Maryland), GO Bonds, Consolidated Public Improvement Refunding Bonds of 1995 (FGIC insured)
Series A	0.000%	10/15/11	940	617	B
Series A (Pre-refunded 10/15/05)	0.000%	10/15/11	1,060	707	A,B
Mayor and City Council of Baltimore, Port Facilities Revenue Bonds (Consolidation Coal Sales Company Project)
Series 1984A	6.500%	10/1/11	5,000	5,121
Series 1984B	6.500%	10/1/11	1,000	1,024
Montgomery County, Maryland, GO Bonds, Consolidated Public Improvement Bonds of 1999, Series A	5.000%	5/1/18	3,000	3,180

	Rate	Maturity Date	Par	Value

Montgomery County, Maryland, GO Bonds, Consolidated Public Improvement Refunding Bonds of 1992
Series A	5.800%	7/1/07	$4,000	$4,585
Series A	0.000%	7/1/10	3,000	2,320	B
Montgomery County, Maryland, PCR Refunding Bonds (Potomac Electric Project), 1994 Series	5.375%	2/15/24	1,000	1,017
Northeast Maryland Waste Disposal Authority, Solid Waste Refunding Bonds (Montgomery County Solid Waste Disposal System), Series 2003 (AMBAC insured)	5.500%	4/1/16	3,425	3,733
Northeast Maryland Waste Disposal Authority, Solid Waste Revenue Bonds, Montgomery County Resource Recovery Project
Series 1993A AMT	6.000%	7/1/07	1,000	1,106
Series 1993A AMT	6.300%	7/1/16	3,000	3,090
Prince George’s County, Maryland, GO Bonds, Consolidated Public Improvement Bonds, Series 1999 (FSA insured)	5.500%	10/1/13	4,500	5,091
Prince George’s County, Maryland, PCR Refunding Bonds (Potomac Electric Project), 1993 Series	6.375%	1/15/23	2,250	2,308
Prince George’s County, Maryland, Solid Waste Management System Revenue Bonds, Series 1993 (FSA insured)	5.250%	6/15/13	1,000	1,020
State of Maryland, GO Bonds, State and Local Facilities
Loan of 1994, Second Series (Pre-refunded 6/1/04)	5.400%	6/1/07	2,000	2,119	A
Loan of 2000, First Series	5.500%	8/1/10	2,000	2,307
Loan of 2001, First Series	5.500%	3/1/15	5,000	5,819
The Maryland National Capital Park and Planning Commission, Prince George’s County, Maryland, Park Acquisition and Development GO Bonds, Series Z-2	5.125%	5/1/21	1,310	1,387
University of Maryland System Auxiliary Facility and Tuition Revenue Bonds, 1997 Series A	5.125%	4/1/17	2,000	2,148
Washington Suburban Sanitary District, Maryland
Water Supply Bonds of 1994 (Pre-refunded 6/1/04)	5.500%	6/1/13	1,000	1,071	A
Water Supply Refunding Bonds of 1993 (Second Series) (Pre-refunded 6/1/03)	5.250%	6/1/15	1,000	1,027	A

Statement of Net Assets — Continued

Legg Mason Tax-Free Income Fund

Maryland Tax-Free Income Trust — Continued

	Rate	Maturity Date	Par	Value

Washington Suburban Sanitary District, Maryland (Montgomery and Prince George’s Counties)
Water Supply Refunding Bonds 1997	5.250%	6/1/16	$1,650	$1,876
Water Supply Refunding Bonds 1997	5.750%	6/1/17	2,000	2,378
Water Supply Refunding Bonds 1997	6.000%	6/1/18	2,705	3,288
Water Supply Refunding Bonds 1997	6.000%	6/1/19	3,665	4,452

Total Municipal Bonds (Identified Cost — $148,467)				160,784

Variable Rate Demand Obligations — 3.6%

Florida — 0.6%
Jacksonville, Florida, Electric Authority Variable Rate Electric System Subordinated Revenue Bonds, 2000 Series F VRDN	1.200%	4/1/03	1,000	1,000	C

Maryland — 1.8%
Baltimore County, Maryland, Revenue Bonds (Oak Crest Village Inc. Project), Series 1999 A VRDN	1.170%	4/3/03	3,000	3,000	C

Mississippi — 0.6%
Jackson County, Mississippi, Port Facility Refunding Revenue Bonds (Chevron U.S.A. Inc. Project), Series 1993 VRDN	1.150%	4/1/03	1,000	1,000	C

Texas — 0.6%
Harris County Health Facilities Development Corporation, Variable Rate Revenue Bonds (St. Luke’s Episcopal Hospital), Series 2000 B VRDN	1.200%	4/1/03	1,000	1,000	C

Total Variable Rate Demand Obligations (Identified Cost — $6,000)				6,000

Total Investments — 99.5% (Identified Cost — $154,467)				166,784
Other Assets Less Liabilities — 0.5%				840

				$167,624

Net assets — 100.0%

Net assets consist of:
Accumulated paid-in capital applicable to 10,081 Primary Class shares outstanding	$155,596
Under/(Over) distributed net investment income	196
Accumulated net realized gain/(loss) on investments	(485)
Unrealized appreciation/(depreciation) of investments	12,317

$167,624

Net assets

Net asset value and redemption price per share:D	$16.63

A	Pre-refunded bond — Bonds are referred to as pre-refunded when the issue has been advance refunded by a subsequent issue. The original issue is usually escrowed with U.S. Treasury securities in an amount sufficient to pay the interest, principal and call premium, if any, to the earliest call date. On that call date, the bond “matures.” The pre-refunded date is used in determining weighted average portfolio maturity.

B	Zero coupon bond — A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.

C	The rate shown is the rate as of March 31, 2003, and the maturity shown is the longer of the next interest readjustment date or the date the original principal amount owed can be recovered through demand.

D	Sales charges have been waived since November 3, 1997. If the sales charges were in effect, the maximum offering price per share would have been $17.10.

A Guide to Investment Abbreviations follows Sector Diversification.

See notes to financial statements.

Statement of Net Assets
Legg Mason Tax-Free Income Fund
March 31, 2003
(Amounts in Thousands)

Pennsylvania Tax-Free Income Trust

	Rate	Maturity Date	Par	Value

Municipal Bonds — 88.4%
Pennsylvania — 88.4%
Allegheny County Hospital Development Authority, Health Center Revenue Bonds, UPMC Health System (MBIA insured)
Series 1997B	6.000%	7/1/24	$1,000	$1,166
Series 1997B	6.000%	7/1/26	2,250	2,633
Allegheny County Sanitary Authority, Allegheny County, Pennsylvania, Sewer Revenue Bonds (MBIA insured)
Refunding Series of 2001	5.375%	12/1/17	1,000	1,104
Series of 2000	5.500%	12/1/30	1,000	1,064
Athens Area School District, Bradford County, Pennsylvania, GO Bonds, Series of 2001 (FGIC insured)	5.500%	4/15/16	1,000	1,115
Bethlehem Area School District, Northampton and Lehigh Counties, Pennsylvania, GO Bonds, Series A of 2001 (FGIC insured)	5.375%	3/15/20	2,000	2,160
Blue Mountain School District, Schuylkill County, Pennsylvania, GO Bonds, Series A of 2001 (FSA insured)	5.500%	10/1/18	1,660	1,915
Central Bucks School District, Bucks County, Pennsylvania, GO Bonds, Series of 2002 (FGIC insured)	5.500%	5/15/19	1,930	2,126
City of Philadelphia, Pennsylvania, Gas Works Revenue Bonds, Twelfth Series B (MBIA insured)	7.000%	5/15/20	500	636
City of Philadelphia, Pennsylvania, GO Bonds, Series 2001 (FSA insured)	5.250%	9/15/15	1,000	1,093
City of Pittsburgh (Commonwealth of Pennsylvania), GO Bonds, Series A of 1997 (AMBAC insured)	5.250%	9/1/18	2,000	2,152
Commonwealth of Pennsylvania, GO Bonds
First Series of 1992	6.125%	9/15/03	1,000	1,019
Second Series of 1992	6.250%	7/1/12	2,000	2,415
Second Series of 1999	5.750%	10/1/14	3,000	3,447
First Series of 2002 (FGIC insured)	5.250%	2/1/15	1,790	1,978
County of Chester, Pennsylvania, GO Bonds, Series of 1998	5.000%	6/15/15	1,000	1,051
County of Delaware, Pennsylvania, GO Bonds,
Series of 1999	5.125%	10/1/16	2,650	2,855

	Rate	Maturity Date	Par	Value

County of Westmoreland, Commonwealth of Pennsylvania, GO Bonds (AMBAC insured)
Series of 1992	0.000%	8/1/13	$2,000	$1,303	B
Series of 1992	0.000%	8/1/14	2,000	1,234	B
Deer Lakes School District (Allegheny County, Pennsylvania), GO Bonds, Series of 1995 (MBIA insured)	6.450%	1/15/19	1,750	1,919
Erie Sewer Authority, Erie County, Pennsylvania, Sewer Revenue Bonds, Series of 1997 (Pre-refunded 6/1/07) (AMBAC insured)	5.625%	6/1/17	2,000	2,277	A
Hazelton Area School District, Luzerne, Carbon and Schuylkill Counties, Pennsylvania, GO Bonds, Series B of 1995 (FGIC insured)	0.000%	3/1/18	1,000	493	B
Lower Merion School District, Montgomery County, Pennsylvania, GO Bonds Series 2003	5.000%	5/15/17	2,000	2,156
Northampton County Higher Education Authority, University Revenue Bonds, Series B of 1996 (Lehigh University)	5.250%	11/15/21	2,500	2,586
Pennsylvania Convention Center Authority, Revenue Bonds, 1989 Series A (FGIC insured)	6.000%	9/1/19	1,000	1,207
Pennsylvania Higher Educational Facilities Authority (Commonwealth of Pennsylvania), Bryn Mawr College Revenue Bonds, Series of 1999 (AMBAC insured)	5.125%	12/1/29	2,000	2,047
Pennsylvania Housing Finance Agency, Rental Housing Refunding Bonds, Issue 1993	5.800%	7/1/22	735	751
Pennsylvania Intergovernmental Cooperation Authority, Special Tax Revenue Bonds, City of Philadelphia Funding Program
Series of 1993 (Pre-refunded 6/15/03)	5.600%	6/15/15	1,000	1,009	A
Series of 1993 (Pre-refunded 6/15/03)	5.600%	6/15/16	2,000	2,019	A
Pennsylvania Turnpike Commission, Oil Franchise Tax Subordinated Revenue Bonds, Series B of 1998 (AMBAC insured)	5.250%	12/1/16	2,000	2,182
Pennsylvania Turnpike Commission, Registration Fee Revenue Bonds (AMBAC insured)
Series of 2001	5.375%	7/15/19	1,000	1,091
Series of 2001	5.500%	7/15/32	1,000	1,072

Statement of Net Assets — Continued

Legg Mason Tax-Free Income Fund

Pennsylvania Tax-Free Income Trust — Continued

	Rate	Maturity Date	Par	Value

Port Authority of Allegheny County, Pennsylvania, Special Revenue Transportation Bonds
Series of 1999 (Pre-refunded 3/1/09) (MBIA insured)	6.375%	3/1/14	$1,000	$1,200	A
Refunding Series of 2001 (FGIC insured)	5.500%	3/1/17	250	277
Refunding Series of 2001 (FGIC insured)	5.250%	3/1/20	2,000	2,133
The City of Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds
Series 1995 (MBIA insured)	6.250%	8/1/11	2,000	2,391
Series 2001 A (FGIC insured)	5.375%	11/1/20	2,000	2,166
The Hospitals and Higher Education Facilities Authority of Philadelphia, Hospital Revenue Refunding Bonds (The Children’s Hospital of Philadelphia Project), Series A of 1993	5.000%	2/15/21	1,000	1,001
The Pennsylvania IDA, Economic Development Revenue Bonds (AMBAC insured)
Series 2002	5.500%	7/1/13	900	1,026
Series 1994	5.500%	1/1/14	1,525	1,596
The Pennsylvania State University Bonds, Refunding Series 2003	5.250%	3/1/18	1,000	1,084
The School District of Philadelphia, Pennsylvania, GO Bonds
Series A of 2000 (FSA insured)	5.750%	2/1/13	500	567
Series B of 2002	5.625%	8/1/15	1,700	1,928

Total Municipal Bonds (Identified Cost — $63,970)				68,644

Variable Rate Demand Obligations — 13.2%

Pennsylvania — 13.2%
Geisinger Authority (Montour County, Pennsylvania) Health System Revenue Refunding Bonds, Series 2000 VRDN	1.200%	4/1/03	3,000	3,000	C
Pennsylvania Higher Educational Facilities Authority, Variable Rate Revenue Refunding Bonds (Carnegie Mellon University)
Series 1995 B VRDN	1.200%	4/1/03	1,000	1,000	C
Series 1995 C VRDN	1.200%	4/1/03	600	600	C
Series 1995 D VRDN	1.200%	4/1/03	1,900	1,900	C

	Rate	Maturity Date	Par	Value

The Hospitals and Higher Education Facilities Authority of Philadelphia, Hospital Revenue Bonds (The Children’s Hospital of Philadelphia Project)
Series B of 2002 VRDN	1.200%	4/1/03	$2,800	$2,800	C
Series D of 2002 VRDN	1.200%	4/1/03	1,000	1,000	C

Total Variable Rate Demand Obligations (Identified Cost — $10,300)				10,300

Total Investments — 101.6% (Identified Cost — $74,270)				78,944
Other Assets Less Liabilities — (1.6)%				(1,279)

Net assets consist of:
Accumulated paid-in capital applicable to
4,626 Primary Class shares outstanding			$72,562
Under/(Over) distributed net investment income			35
Accumulated net realized gain/(loss) on investments			394
Unrealized appreciation/(depreciation) of investments			4,674

				$77,665

Net assets — 100.0%

Net asset value and redemption price per share:D				$16.79

A	Pre-refunded bond — Bonds are referred to as pre-refunded when the issue has been advance refunded by a subsequent issue. The original issue is usually escrowed with U.S. Treasury securities in an amount sufficient to pay the interest, principal and call premium, if any, to the earliest call date. On that call date, the bond “matures.” The pre-refunded date is used in determining weighted average portfolio maturity.

B	Zero coupon bond — A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.

C	The rate shown is the rate as of March 31, 2003, and the maturity shown is the longer of the next interest readjustment date or the date the original principal amount owed can be recovered through demand.

D	Sales charges have been waived since November 3, 1997. If the sales charges were in effect, the maximum offering price per share would have been $17.26.

A Guide to Investment Abbreviations follows Sector Diversification.

See notes to financial statements.

Statement of Net Assets — Continued

Legg Mason Tax-Free Income Fund

Pennsylvania Tax-Free Income Trust — Continued

Statement of Net Assets

Legg Mason Tax-Free Income Fund
March 31, 2003
(Amounts in Thousands)

Tax-Free Intermediate-Term Income Trust

	Rate	Maturity Date	Par	Value

Municipal Bonds — 78.4%

Arizona — 1.5%
Salt River Project Agricultural Improvement and Power District, Arizona, Salt River Project Electric System Refunding Revenue Bonds,
2001 Series A	5.000%	1/1/11	$1,000	$1,106

California — 2.3%
Golden State Tobacco Securitization Corporation, Tobacco Settlement Asset-Backed Bonds
Series 2003A-4	1.400%	4/9/03	750	750
Series 2003A-1	5.000%	6/1/21	1,000	980

				1,730

District of Columbia — 1.4%
District of Columbia Multimodal Revenue Bonds, MedStar Health, Inc. Issue (Georgetown University Hospital and Washington Hospital Center Projects),
Series 2001D	1.000%	8/15/31	1,000	1,071

Florida — 5.3%
Seminole County, Florida, Water and Sewer Revenue Refunding and Improvement Bonds, Series 1992 (MBIA insured)	6.000%	10/1/12	1,000	1,194
State of Florida, Full Faith and Credit, State Board of Education, Capital Outlay Bonds
1995 Series A	5.600%	1/1/08	1,000	1,083
2000 Series A	5.500%	1/1/16	1,500	1,666

				3,943

Georgia — 1.6%
State of Georgia, GO Bonds, Series 1997C	6.250%	8/1/10	1,000	1,199

Kentucky — 1.4%
The Turnpike Authority of Kentucky, Economic Development Road Revenue and Revenue Refunding Bonds (Revitalization Projects), Series 1993 (AMBAC insured)	5.300%	7/1/04	1,000	1,050

	Rate	Maturity Date	Par	Value

Louisiana — 2.9%
City of New Orleans, Audubon Park Commission, Aquarium Bonds, Series 1993
(FGIC insured)	6.000%	10/1/08	$1,000	$1,044
City of New Orleans, Louisiana, GO Refunding Bonds, Series 1998 (FGIC insured)	5.500%	12/1/10	1,000	1,146

				2,190

Maine — 1.4%
Maine Municipal Bond Bank, 1993 Series A Refunding Bonds	5.200%	11/1/05	1,000	1,027

Maryland — 18.5%
Anne Arundel County, Maryland, GO Bonds, Consolidated Solid Waste Projects, Series 1998	5.300%	2/1/17	450	470
Frederick County, Maryland, GO, Public Facilities Bonds of 2000	5.000%	12/1/15	1,000	1,077
Maryland Health and Higher Educational Facilities Authority, Refunding Revenue Bonds, Kennedy Kreiger Issue
Series 1997	5.200%	7/1/09	400	429
Series 1997	5.250%	7/1/10	400	425
Series 1997	5.125%	7/1/22	1,000	978
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Carroll County General Hospital Issue
Series 2002	5.125%	7/1/14	400	415
Series 2002	6.000%	7/1/21	535	569
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, The Johns Hopkins Hospital Issue, Series 2001	5.000%	5/15/11	1,000	1,089
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of Maryland Medical System Issue
Series 2000	6.125%	7/1/07	250	282
Series 2001	5.000%	7/1/10	1,000	1,084
Maryland Transportation Authority, Airport Parking Revenue Bonds, Baltimore/ Washington International Airport Projects, Series 2002B AMT (AMBAC insured)	5.250%	3/1/12	1,000	1,087

Statement of Net Assets — Continued

Legg Mason Tax-Free Income Fund

Tax-Free Intermediate-Term Income Trust — Continued

	Rate	Maturity Date	Par	Value

Maryland — Continued
Maryland Transportation Authority, Transportation Facilities Projects, Revenue Bonds, Series 1992 (FGIC insured)	5.700%	7/1/05	$1,000	$1,093
Mayor and City Council of Baltimore (City of Baltimore, Maryland), GO, Consolidated Public Improvement Refunding Bonds of 1995, Series A (FGIC insured)	0.000%	10/15/06	750	670	B
Northeast Maryland Waste Disposal Authority, Solid Waste Refunding Revenue Bonds (Montgomery County Solid Waste Disposal System), Series 2003	5.500%	4/1/15	1,575	1,730
State of Maryland, GO Bonds, State and Local Facilities Loan of 2000, First Series	5.500%	8/1/10	2,000	2,307

				13,705

Massachusetts — 1.6%
The Commonwealth of Massachusetts, GO Refunding Bonds, 1997 Series A	5.750%	8/1/10	1,000	1,159

Michigan — 3.2%
Williamston Community Schools School District, County of Ingham, State of Michigan, School Building and Site Bonds, Series 1996 (MBIA insured)	6.250%	5/1/09	2,000	2,364

New York — 1.6%
Dormitory Authority of the State of New York, New York University, Insured Revenue Bonds, Series 1998A (MBIA insured)	6.000%	7/1/18	1,000	1,211

North Carolina — 2.7%
City of Fayetteville, North Carolina, Public Works Commission Revenue Refunding Bonds, Series 1993 (FGIC insured)	4.750%	3/1/14	2,000	2,001

	Rate	Maturity Date	Par	Value

Pennsylvania — 11.1%
Central Bucks School District, Bucks County, Pennsylvania, GO Bonds, Series of 2002 (FGIC insured)	5.500%	5/15/17	$1,000	$1,116
Commonwealth of Pennsylvania, GO Bonds, Second Series of 1999	5.750%	10/1/14	2,000	2,298
Redevelopment Authority of the City of Philadelphia, Multifamily Housing Revenue Bonds (Schuylkill Apartments Project), Series 2000 Bonds	5.100%	12/1/03	1,000	1,003
The City of Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds (FGIC insured)
Series 1993	5.625%	6/15/08	1,000	1,144
Series 2001A	5.250%	11/1/17	1,000	1,092
The Pennsylvania IDA, Economic Development Revenue Bonds, Series 2002 (AMBAC insured)	5.500%	7/1/20	500	549
The Pennsylvania State University Bonds, Series A of 1997	5.000%	8/15/16	1,000	1,064

				8,266

South Carolina — 1.4%
Berkeley County, South Carolina, Water and Sewer System Revenue Bonds, Series 1991 (MBIA insured)	6.500%	6/1/06	1,000	1,036

Texas — 11.4%
City of Austin, Texas (Travis and Williamson Counties), Electric Utility System Revenue Refunding Bonds, Series 2002A (AMBAC insured)	5.500%	11/15/13	2,000	2,290
City of Houston, Texas, Public Improvement, Refunding Bonds, Series 1995C	5.625%	4/1/10	1,000	1,084
Dallas Area Rapid Transit, Senior Lien Sales Tax Revenue Bonds, Series 2001	5.375%	12/1/17	1,000	1,094
Harris County, Texas, Permanent Improvement Refunding Bonds, Series 1996	0.000%	10/1/17	1,000	498	B

Statement of Net Assets — Continued

Legg Mason Tax-Free Income Fund

Tax-Free Intermediate-Term Income Trust — Continued

	Rate	Maturity Date	Par	Value

Texas — Continued
Tarrant County, Texas, Health Facilities Development Corporation, Harris Methodist Health System Revenue Bonds (FGIC insured)
Series 1987A	5.000%	9/1/15	$250	$276
Series 1987B	5.000%	9/1/15	855	945
Texas Public Finance Authority, State of Texas, GO Refunding Bonds, Series 1998B	5.125%	10/1/15	1,000	1,078
United Independent School District (Webb County, Texas), Unlimited Tax School Building Bonds, Series 1995	7.100%	8/15/06	1,000	1,169

				8,434

Virginia — 4.2%
Metropolitan Washington Airports Authority, Airport System Revenue Refunding Bonds, Series 1999A (FGIC insured)	5.250%	10/1/12	1,000	1,071
Virginia Housing Development Authority, Commonwealth Mortgage Bonds, 2001 Series D, Subseries D-3	5.000%	1/1/15	870	906
Virginia Resources Authority, Clean Water State Revolving Fund, Revenue Bonds, Series 1999	5.750%	10/1/13	1,000	1,153

				3,130

Washington — 4.9%
King County, Washington, Sewer Revenue Bonds, 1999 (Second Series) (FGIC insured)	6.000%	1/1/10	1,115	1,281
State of Washington, Motor Vehicle Fuel Tax GO Bonds, Series 1997D	6.500%	1/1/07	1,045	1,202
State of Washington, Various Purpose GO
Bonds, Series 2000B	6.000%	1/1/11	1,000	1,146

				3,629

Total Municipal Bonds (Identified Cost — $54,538)				58,251

Variable Rate Demand Obligations — 21.1%

Florida — 1.7%
Jacksonville, Florida, Electric Authority Variable Rate Electric System Subordinated Revenue Bonds, 2000 Series A VRDN	1.200%	4/1/03	1,300	1,300	A

	Rate	Maturity Date	Par	Value

Kentucky — 4.0%
Kentucky Economic Development Finance Authority Hospital Revenue Bonds (Baptist Healthcare), Series 1999 C VRDN	1.150%	4/1/03	$3,000	$3,000	A

Mississippi — 6.5%
Jackson County, Mississippi, Port Facility Refunding Revenue Bonds (Chevron U.S.A. Inc. Project), Series 1993 VRDN	1.150%	4/1/03	4,800	4,800	A

Nevada — 2.8%
Clark County, Nevada, School District Adjustable Rate GO (Limited Tax) School Bonds, Series 2000-1A VRDN	1.125%	4/1/03	2,100	2,100	A

Texas — 6.1%
Gulf Coast Waste Disposal Authority PCR Refunding Bonds (Exxon Project), Series 1995 VRDN	1.125%	4/1/03	1,500	1,500	A
Harris County Health Facilities Development Corporation, Variable Rate Revenue Bonds (The Methodist Hospital), Series 2002 VRDN	1.200%	4/1/03	3,000	3,000	A

				4,500

Total Variable Rate Demand Obligations (Identified Cost — $15,700)				15,700

Total Investments — 99.5% (Identified Cost — $70,238)				73,951
Other Assets Less Liabilities — 0.5%				337

Net assets — 100.0%				$74,288

Statement of Net Assets — Continued

Legg Mason Tax-Free Income Fund

Tax-Free Intermediate-Term Income Trust — Continued

Net assets consist of:
Accumulated paid-in capital applicable to 4,605 Primary Class shares outstanding	$70,816
Accumulated net realized gain/(loss) on investments	(241)
Unrealized appreciation/(depreciation) of investments	3,713

Net assets	$74,288

Net asset value and redemption price per share:C	$16.13

A	The rate shown is the rate as of March 31, 2003, and the maturity shown in the longer of the next interest readjustment date or the date the original principal amount owed can be recovered through demand.

B	Zero-coupon bond — A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.

C	Sales charges have been waived since November 3, 1997. If the sales charges were in effect, the maximum offering price per share would have been $16.46.

A Guide to Investment Abbreviations follows Sector Diversification.

See notes to financial statements.

Sector Diversification
Legg Mason Tax-Free Income Fund
March 31, 2003 (Unaudited)
(Amounts in Thousands)

	Maryland		Pennsylvania		Tax-Free
	Tax-Free		Tax-Free		Intermediate-Term
	Income Trust		Income Trust		Income Trust

	% of	Market	% of	Market	% of	Market
	Net Assets	Value	Net Assets	Value	Net Assets	Value

Education Revenue	16.9%	$28,325	6.0%	$4,632	1.4%	$1,064
Escrowed	1.7	2,906	8.1	6,299	1.6	1,221
General Obligation – Local	11.0	18,364	9.8	7,644	7.3	5,469
General Obligation – School	—	—	16.8	13,052	6.3	4,649
General Obligation – State	9.4	15,717	11.4	8,859	33.8	25,119
Health Care and Hospital Revenue	12.5	20,926	6.2	4,800	6.7	4,950
Housing Revenue	8.0	13,346	1.0	751	2.6	1,909
Lease Revenue	0.3	518	—	—	—	—
Port Facilities Revenue	3.7	6,145	—	—	—	—
Pre-Refunded Bonds	5.5	9,320	8.4	6,505	—	—
Small Business Administration Revenue	—	—	3.4	2,622	—	—
Solid Waste Revenue	3.1	5,216	—	—	0.6	470
Transportation Revenue	5.2	8,744	8.7	6,755	7.3	5,394
Utility	4.7	7,969	—	—	1.5	1,106
Water and Sewer Revenue	13.9	23,288	8.6	6,725	9.3	6,900
Short-Term Investments	3.6	6,000	13.2	10,300	21.1	15,700
Other Assets Less Liabilities	0.5	840	(1.6)	(1,279)	0.5	337

	100.0%	$167,624	100.0%	$77,665	100.0%	$74,288

Guide to Investment Abbreviations

Legg Mason Tax-Free Income Fund

AMBAC	AMBAC Indemnity Corporation
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Company
FSA	Financial Security Assurance
GO	General Obligation
IDA	Industrial Development Authority
MBIA	Municipal Bond Insurance Association
PCR	Pollution Control Revenue
VRDN	Variable Rate Demand Note

Statements of Operations
Legg Mason Tax-Free Income Fund
(Amounts in Thousands)

	Year Ended 3/31/03

	Maryland	Pennsylvania	Tax-Free
	Tax-Free	Tax-Free	Intermediate-Term
	Income Trust	Income Trust	Income Trust

Investment Income:

Interest	$8,235	$3,443	$2,765

Expenses:

Investment management fee	912	410	360
Distribution and service fees	415	186	164
Audit and legal fees	45	35	43
Custodian fee	88	47	67
Registration fees	7	6	28
Reports to shareholders	21	10	11
Transfer agent and shareholder servicing expense	48	17	18
Trustees’ fees and expenses	10	10	10
Other expenses	10	8	8

	1,556	729	709
Less: Fees waived	(393)	(206)	(249)
Compensating balance credits	(2)	(1)	(2)

Total expenses, net of waivers and compensating balance credits	1,161	522	458

Net Investment Income	7,074	2,921	2,307

Net Realized and Unrealized Gain/ (Loss) on Investments:

Realized gain/(loss) on investments	48	497	167
Change in unrealized appreciation/ (depreciation) of investments	7,352	3,082	2,425

Net Realized and Unrealized Gain/ (Loss) on Investments	7,400	3,579	2,592

Change in Net Assets Resulting From Operations	$14,474	$6,500	$4,899

See notes to financial statements.

Statements of Changes in Net Assets
Legg Mason Tax-Free Income Fund
(Amounts in Thousands)

	Maryland		Pennsylvania		Tax-Free
	Tax-Free		Tax-Free		Intermediate-Term
	Income Trust		Income Trust		Income Trust

	Years Ended		Years Ended		Years Ended

	3/31/03	3/31/02	3/31/03	3/31/02	3/31/03	3/31/02

Change in Net Assets:

Net investment income	$7,074	$7,069	$2,921	$3,411	$2,307	$2,264

Net realized gain/(loss) on investments	48	337	497	1,009	167	134

Change in unrealized appreciation/(depreciation) of investments	7,352	(2,977)	3,082	(2,466)	2,425	(941)

Change in net assets resulting from operations	14,474	4,429	6,500	1,954	4,899	1,457

Distributions to shareholders:
From net investment income	(7,074)	(7,069)	(2,925)	(3,407)	(2,306)	(2,263)

Change in net assets from Fund share transactions	2,955	6,680	2,612	2,872	12,429	9,362

Change in net assets	10,355	4,040	6,187	1,419	15,022	8,556

Net Assets:

Beginning of year	157,269	153,229	71,478	70,059	59,266	50,710

End of year	$167,624	$157,269	$77,665	$71,478	$74,288	$59,266

Undistributed net investment income	$196	$196	$35	$39	$—	$(1)

See notes to financial statements.

Financial Highlights

Legg Mason Tax-Free Income Fund

   Contained below is per share operating performance data for a Primary Class share of beneficial interest outstanding, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information provided in the financial statements.

		Investment Operations

	Net Asset			Net Realized
	Value,	Net		and Unrealized	Total From
	Beginning	Investment		Gain/(Loss) on	Investment
	of Year	Income		Investments	Operations

Maryland Tax-Free Income Trust
— Primary Class
Years Ended Mar. 31,
2003	$15.89	$.70	D	$.74	$1.44
2002	16.15	.75	D	(.28)	.47
2001	15.42	.77	D	.73	1.50
2000	16.39	.77	D	(.91)	(.14)
1999	16.39	.78	D	.05	.83

Pennsylvania Tax-Free Income Trust
— Primary Class
Years Ended Mar. 31,
2003	$15.98	$.65	E	$.81	$1.46
2002	16.29	.74	E	(.31)	.43
2001	15.57	.80	E	.72	1.52
2000	16.53	.79	E	(.94)	(.15)
1999	16.48	.80	E	.10	.90
— Institutional Class
Period Ended Feb. 26,
2001F	$15.57	$.76	G	$.65	$1.41
Years Ended Mar. 31,
2000	16.53	.82	G	(.94)	(.12)
1999	16.48	.84	G	.10	.94
Tax-Free Intermediate-Term Income Trust
— Primary Class
Years Ended Mar. 31,
2003	$15.47	$.56	J	$.66	$1.22
2002	15.66	.65	J	(.18)	.47
2001	15.09	.68	J	.57	1.25
2000	15.68	.67	J	(.59)	.08
1999	15.61	.67	J	.08	.75

Distributions

	From Net		Net Asset
From Net	Realized		Value,
Investment	Gain on	Total	End of
Income	Investments	Distributions	Year

$(.70)	$—	$(.70)	$16.63
(.73)	—	(.73)	15.89
(.77)	—	(.77)	16.15
(.77)	(.06)	(.83)	15.42
(.78)	(.05)	(.83)	16.39
$(.65)	$—	$(.65)	$16.79
(.74)	—	(.74)	15.98
(.80)	—	(.80)	16.29
(.79)	(.02)	(.81)	15.57
(.80)	(.05)	(.85)	16.53
$(.76)	$—	$(.76)	$16.22
(.82)	(.02)	(.84)	15.57
(.84)	(.05)	(.89)	16.53
$(.56)	$—	$(.56)	$16.13
(.66)	—	(.66)	15.47
(.68)	—	(.68)	15.66
(.67)	—	(.67)	15.09
(.67)	(.01)	(.68)	15.68

[Additional columns below]

[Continued from above table, first column(s) repeated]

Ratios/Supplemental Data

Total	Net	Net Investment
Expenses to	Expenses to	Income to	Portfolio	Net Assets,
Total	Average	Average	Average	Turnover	End of Year
ReturnA	Net AssetsB	Net AssetsC	Net Assets	Rate	(in thousands)

9.20%	.70	%D	.70	%D	4.27	%D	18.4%	$167,624
2.96%	.70	%D	.70	%D	4.53	%D	16.4%	157,269
10.01%	.70	%D	.70	%D	4.93	%D	9.3%	153,229
(.79)%	.70	%D	.70	%D	4.94	%D	23.0%	141,953
5.16%	.70	%D	.70	%D	4.71	%D	12.9%	166,458
9.27%	.70	%E	.70	%E	3.92	%E	21.3%	$77,665
2.64%	.70	%E	.70	%E	4.47	%E	36.8%	71,478
10.06%	.64	%E	.64	%E	5.08	%E	15.5%	70,059
(.84)%	.66	%E	.66	%E	5.03	%E	28.6%	69,195
5.54%	.70	%E	.70	%E	4.82	%E	10.6%	75,093
9	.29%H	.45	%I,G	.45	%I,G	5.27	%I,G	15.5%	$—
(.62)%	.45	%G	.45	%G	5.13	%G	28.6%	66
5.79%	.46	%G	.45	%G	5.04	%G	10.6%	277
8.01%	.70	%J	.70	%J	3.52	%J	17.3%	$74,288
3.00%	.70	%J	.70	%J	4.16	%J	17.8%	59,266
8.51%	.70	%J	.70	%J	4.48	%J	10.1%	50,710
.58%	.70	%J	.70	%J	4.40	%J	35.6%	55,641
4.82%	.70	%J	.70	%J	4.24	%J	17.9%	63,502

A	Excluding sales charge. Sales charges have been waived since November 3, 1997.

B	This ratio reflects total expenses before compensating balance credits, but net of the voluntary expense waivers described below.

C	This ratio reflects expenses net of compensating balance credits and voluntary expense waivers described below.

Financial Highlights — Continued

D	Net of fees waived by LMFA in excess of voluntary expense limitations of 0.70% through August 1, 2003. If no fees had been waived by LMFA, the annualized ratio of expenses to average daily net assets would have been as follows: for the years ended March 31, 2003, 0.94%; 2002, 0.93%; 2001, 0.93%; 2000, 0.96%, and 1999, 0.94%.

E	Net of fees waived by LMFA in excess of voluntary expense limitations of 0.70% through August 1, 2003. If no fees had been waived by LMFA, the annualized ratio of expenses to average daily net assets would have been as follows: for the years ended March 31, 2003, 0.98%; 2002, 1.02%; 2001, 1.03%; 2000, 1.02%; and 1999, 1.00%.

F	For the period April 1, 2000 to February 26, 2001 (date of liquidation of Institutional Class shares).

G	Net of fees waived by LMFA in excess of a voluntary expense limitation of 0.45%. If no fees had been waived by LMFA, the annualized ratio of expenses to average daily net assets for each period would have been as follows: for the period ended February 26, 2001, 0.87%; and for the years ended March 31, 2000, 0.81%; and 1999, 0.75%.

H	Not annualized.

I	Annualized.

J	Net of fees waived by LMFA in excess of voluntary expense limitations of 0.70% through August 1, 2003. If no fees had been waived by LMFA, the annualized ratio of expenses to average daily net assets would have been as follows: for the years ended March 31, 2003, 1.08%; 2002, 1.10%; 2001, 1.08%; 2000, 1.02%; and 1999, 1.03%.

See notes to financial statements.

Notes to Financial Statements

Legg Mason Tax-Free Income Fund
(Amounts in Thousands)

1. Significant Accounting Policies:

   Legg Mason Tax-Free Income Fund (“Trust”), consisting of Maryland Tax-Free Income Trust (“Maryland Tax-Free”), Pennsylvania Tax-Free Income Trust (“Pennsylvania Tax-Free”) and Tax-Free Intermediate-Term Income Trust (“Tax-Free Intermediate”) (each a “Fund”), is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. All series of the Trust are non-diversified.

   Each Fund consists of two classes of shares: Primary Class and Institutional Class. The Institutional Classes of the Funds are not currently active.

   Preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

Security Valuation

   Portfolio securities are valued based upon market quotations obtained from an independent pricing service. When market quotations are not readily available, securities are valued based on prices received from recognized broker-dealers in the same or similar securities. Fixed income securities with 60 days or less remaining to maturity are generally valued using the amortized cost method, which approximates current market value.

   Maryland Tax-Free and Pennsylvania Tax-Free each follow an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting either of those states and certain of its public bodies and municipalities may affect the ability of issuers within that state to pay interest on, or repay principal of, municipal obligations held by either of those Funds.

Security Transactions

   Security transactions are recorded on the trade date. Realized gains and losses from security transactions are reported on an identified cost basis for both financial reporting and federal income tax purposes. At March 31, 2003, receivables for securities sold and payables for securities purchased for each Fund were:

	Receivable for	Payable for
	Securities Sold	Securities Purchased

Maryland Tax-Free	$2,500	$3,678
Pennsylvania Tax-Free	—	2,105
Tax-Free Intermediate	—	1,699

Notes to Financial Statements — Continued

   For the year ended March 31, 2003, security transactions (excluding short-term investments) were:

	Purchases	Proceeds From Sales

Maryland Tax-Free	$29,678	$28,540
Pennsylvania Tax-Free	14,099	18,270
Tax-Free Intermediate	12,431	9,666

Investment Income and Distributions to Shareholders

   Interest income and expenses are recorded on the accrual basis. Bond discounts and premiums are amortized and included in interest income for financial reporting and federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income are declared daily and paid monthly. When available, net capital gain distributions are declared and paid after the end of the tax year in which the gain is realized. Distributions are determined in accordance with federal income tax regulations, which may differ from those determined in accordance with accounting principles generally accepted in the United States of America;
accordingly, periodic reclassifications are made within the Funds’ capital accounts to reflect income and gains available for distribution under federal income tax regulations. At March 31, 2003, accrued dividends payable were as follows: Maryland Tax-Free, $266; Pennsylvania Tax-Free, $99; and Tax-Free Intermediate, $85.

Other

   Compensating balance credits reflect credits earned on daily, uninvested cash balances at the custodian, and are used to reduce each Fund’s expenses.

2. Federal Income Taxes:

   No provision for federal income or excise taxes is required since each Fund intends to continue to qualify as a regulated investment company and distribute substantially all of its taxable income and capital gains to its shareholders. Because federal income tax regulations differ from accounting principles generally accepted in the United States of America, income and capital gains distributions determined in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes differ from those reflected in the accompanying financial statements.

   Distributions during the years ended March 31, 2003 and 2002, were characterized as follows for tax purposes:

	Maryland		Pennsylvania		Tax-Free
	Tax-Free		Tax-Free		Intermediate

	For the Years Ended		For the Years Ended		For the Years Ended
	3/31/03	3/31/02	3/31/03	3/31/02	3/31/03	3/31/02

Ordinary income	$7,074	$7,069	$2,925	$3,407	$2,306	$2,263

Total distributions	$7,074	$7,069	$2,925	$3,407	$2,306	$2,263

   The tax basis components of net assets at March 31, 2003, were:

	Maryland	Pennsylvania	Tax-Free
	Tax-Free	Tax-Free	Intermediate

Unrealized appreciation	$12,311	$4,681	$3,755
Unrealized depreciation	—	—	(39)

Net unrealized appreciation/ (depreciation)	12,311	4,681	3,716
Undistributed ordinary income	468	126	81
Undistributed capital gains	—	394	—
Capital loss carryforwards	(486)	—	(242)
Paid-in capital	155,331	72,464	70,733

Net assets	$167,624	$77,665	$74,288

   The Funds intend to retain realized capital gains that may be offset against available capital loss carryforwards for federal income tax purposes. Pennsylvania Tax-Free has no capital loss carryforwards. As of March 31, 2003, capital loss carryforwards for Maryland Tax-Free and Tax-Free Intermediate were:

Expiration	Maryland	Tax-Free
Date	Tax-Free	Intermediate

2008	$241	$12
2009	245	230

	$486	$242

   For financial reporting purposes, capital accounts and distributions to shareholders are adjusted to reflect the tax character of permanent book/ tax differences. For the year ended March 31, 2003, the Funds recorded no permanent reclassifications.

Notes to Financial Statements — Continued

   At March 31, 2003, the cost of investments for federal income tax purposes was:

Maryland Tax-Free	$154,473
Pennsylvania Tax-Free	74,263
Tax-Free Intermediate	70,235

3. Transactions With Affiliates:

   The Trust has a management agreement with Legg Mason Fund Adviser, Inc. (“LMFA”). Pursuant to the agreement, LMFA provides the Funds with investment management and administrative services for which each Fund pays a fee, computed daily and payable monthly, at an annual rate of 0.55% of each Fund’s average daily net assets.

   LMFA has voluntarily agreed to waive its fees in any month to the extent a Fund’s expenses (exclusive of taxes, interest, brokerage and extraordinary expenses) exceed during that month certain annual rates. The following chart shows the annual rate of management fees, expense limits and their expiration dates, total management fees waived, and management fees payable for each Fund:

				Year
				Ended
				March 31,	At March 31,
				2003	2003

	Management	Expense	Expense Limitation	Management	Management
Fund	Fee	Limitation	Expiration Date	Fees Waived	Fees Payable

Maryland Tax-Free	0.55%	0.70%	August 1, 2003, or until net assets reach $200 million	$393	$46
Pennsylvania Tax-Free	0.55%	0.70%	August 1, 2003, or until net assets reach $125 million	206	19
Tax-Free Intermediate	0.55%	0.70%	August 1, 2003, or until net assets reach $100 million	249	11

   Legg Mason Trust, fsb (“LM Trust”) serves as investment adviser to each Fund pursuant to an advisory agreement with LMFA. LMFA (not the Funds) pays LM Trust a fee, computed daily and payable monthly, at an annual rate of 0.50% of each Fund’s average daily net assets.

   Legg Mason Wood Walker, Incorporated (“Legg Mason”), a member of the New York Stock Exchange, serves as distributor of the Funds. Legg Mason receives an annual distribution fee and an annual service fee, based on each Fund’s Primary Class’s average daily net assets, computed daily and payable monthly as follows:

			At March 31, 2003

	Distribution	Service	Distribution and Service
Fund	Fee	Fee	Fees Payable

Maryland Tax-Free	0.125%	0.125%	$36
Pennsylvania Tax-Free	0.125%	0.125%	17
Tax-Free Intermediate	0.125%	0.125%	15

   LM Fund Services, Inc., a registered transfer agent, has an agreement with the Funds’ transfer agent to assist it with some of its duties. For this assistance, the transfer agent paid LM Fund Services, Inc. the following amounts for the year ended March 31, 2003: Maryland Tax-Free, $16; Pennsylvania Tax-Free, $7; and Tax-Free Intermediate, $6.

   LMFA, LM Trust, Legg Mason and LM Fund Services, Inc. are corporate affiliates and wholly owned subsidiaries of Legg Mason, Inc.

4. Line of Credit:

   The Funds, along with certain other Legg Mason Funds, participate in a $300 million line of credit (“Credit Agreement”) to be used for temporary or emergency purposes. Pursuant to the Credit Agreement, each participating Fund is liable only for principal and interest payments related to borrowings made by that Fund. Borrowings under the Credit Agreement bear interest at a rate equal to the prevailing federal funds rate plus the federal funds rate margin. During the year ended March 31, 2003, the Funds made no borrowings under the Credit Agreement.

5. Fund Share Transactions:

   At March 31, 2003, there were unlimited shares authorized at $.001 par value for all Funds of the Trust. Share transactions were as follows:

			Reinvestment
	Sold		of Distributions

	Shares	Amount	Shares	Amount

Maryland Tax-Free
Year Ended March 31, 2003	1,554	$25,472	305	$5,013
Year Ended March 31, 2002	1,335	21,572	319	5,145

Pennsylvania Tax-Free
Year Ended March 31, 2003	1,032	$17,030	127	$2,103
Year Ended March 31, 2002	2,056	33,640	153	2,486

Tax-Free Intermediate
Year Ended March 31, 2003	1,723	$27,544	103	$1,638
Year Ended March 31, 2002	1,222	19,214	104	1,642

Notes to Financial Statements — Continued

	Repurchased		Net Change

	Shares	Amount	Shares	Amount

Maryland Tax-Free
Year Ended March 31, 2003	(1,677)	$(27,530)	182	$2,955
Year Ended March 31, 2002	(1,241)	(20,037)	413	6,680

Pennsylvania Tax-Free
Year Ended March 31, 2003	(1,006)	$(16,521)	153	$2,612
Year Ended March 31, 2002	(2,036)	(33,254)	173	2,872

Tax-Free Intermediate
Year Ended March 31, 2003	(1,051)	$(16,753)	775	$12,429
Year Ended March 31, 2002	(734)	(11,494)	592	9,362

Report of Independent Accountants

To the Board of Trustees of Legg Mason Tax-Free Income Fund and Shareholders of Maryland Tax-Free Income Trust, Pennsylvania Tax-Free Income Trust and Tax-Free Intermediate-Term Income Trust:

   In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Maryland Tax-Free Income Trust, Pennsylvania Tax-Free Income Trust and Tax-Free Intermediate-Term Income Trust (comprising Legg Mason Tax-Free Income Fund, hereafter referred to as the “Funds”) at March 31, 2003, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2003, by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Baltimore, Maryland
April 30, 2003

Special Meeting of Shareholders

   A Special Meeting of Shareholders of the Funds was held on October 30, 2002, at which the following actions were taken:

   Proposal 1: To elect a Board of Trustees:

	Maryland Tax-Free		Pennsylvania Tax-Free		Tax-Free Intermediate

	Affirmative	Withheld	Affirmative	Withheld	Affirmative	Withheld

John F. Curley, Jr.	5,791	152	2,576	65	2,208	70
Mark R. Fetting	5,790	153	2,569	72	2,207	71
Richard G. Gilmore	5,781	162	2,568	73	2,206	72
Arnold L. Lehman	5,475	468	2,576	65	2,192	86
Robin J.W. Masters	5,787	156	2,570	71	2,205	73
Jill E. McGovern	5,790	153	2,562	79	2,208	70
Arthur S. Mehlman	5,786	157	2,573	68	2,208	70
G. Peter O’Brien	5,789	154	2,576	65	2,207	71
S. Ford Rowan	5,791	152	2,575	66	2,207	71

   Proposal 2a: To modify the fundamental investment restriction on borrowing money:

	Maryland	Pennsylvania	Tax-Free
	Tax-Free	Tax-Free	Intermediate

Affirmative	5,231	2,482	2,148
Against	483	101	53
Abstain	228	57	77
Broker non-votes	1	1	N/A

   Proposal 2b: To modify the fundamental investment restriction on underwriting securities:

	Maryland	Pennsylvania	Tax-Free
	Tax-Free	Tax-Free	Intermediate

Affirmative	5,252	2,482	2,148
Against	461	101	53
Abstain	229	57	77
Broker non-votes	1	1	N/A

   Proposal 2c: To modify the fundamental investment restriction on lending:

	Maryland	Pennsylvania	Tax-Free
	Tax-Free	Tax-Free	Intermediate

Affirmative	5,253	2,484	2,149
Against	460	99	52
Abstain	229	57	77
Broker non-votes	1	1	N/A

   Proposal 2d: To modify the fundamental investment restriction on issuing senior securities:

	Maryland	Pennsylvania	Tax-Free
	Tax-Free	Tax-Free	Intermediate

Affirmative	5,252	2,488	2,148
Against	461	95	53
Abstain	229	57	77
Broker non-votes	1	1	N/A

   Proposal 2e: To modify the fundamental investment restriction on real estate investments:

	Maryland	Pennsylvania	Tax-Free
	Tax-Free	Tax-Free	Intermediate

Affirmative	5,252	2,488	2,149
Against	461	95	52
Abstain	229	57	77
Broker non-votes	1	1	N/A

   Proposal 2f: To modify the investment restriction on investing in commodities:

	Maryland	Pennsylvania	Tax-Free
	Tax-Free	Tax-Free	Intermediate

Affirmative	5,251	2,479	2,149
Against	462	104	52
Abstain	229	57	77
Broker non-votes	1	1	N/A

   Proposal 2g: To modify the fundamental investment restriction on industry concentration:

	Maryland	Pennsylvania	Tax-Free
	Tax-Free	Tax-Free	Intermediate

Affirmative	5,250	2,486	2,147
Against	464	97	54
Abstain	228	57	77
Broker non-votes	1	1	N/A

   Proposal 2j: To remove the fundamental investment restriction on short sales:

	Maryland	Pennsylvania	Tax-Free
	Tax-Free	Tax-Free	Intermediate

Affirmative	5,251	2,481	2,148
Against	462	102	53
Abstain	229	57	77
Broker non-votes	1	1	N/A

Special Meeting of Shareholders — Continued

   Proposal 2k: To remove the fundamental investment restriction on margin transactions:

	Maryland	Pennsylvania	Tax-Free
	Tax-Free	Tax-Free	Intermediate

Affirmative	5,247	2,487	2,122
Against	466	96	79
Abstain	229	57	77
Broker non-votes	1	1	N/A

   Proposal 2l: To remove the fundamental investment restriction on investments in oil, gas and mineral programs:

	Maryland	Pennsylvania	Tax-Free
	Tax-Free	Tax-Free	Intermediate

Affirmative	5,230	2,489	2,147
Against	467	94	54
Abstain	245	57	77
Broker non-votes	1	1	N/A

   Proposal 2v: To amend the fundamental investment policies on Maryland/ Pennsylvania municipal securities:

	Maryland	Pennsylvania	Tax-Free
	Tax-Free	Tax-Free	Intermediate

Affirmative	5,247	2,489	N/A
Against	466	94	N/A
Abstain	229	57	N/A
Broker non-votes	1	1	N/A

   Proposal 3: To change the Funds’ investment objective from fundamental to nonfundamental:

	Maryland	Pennsylvania	Tax-Free
	Tax-Free	Tax-Free	Intermediate

Affirmative	5,017	2,366	2,097
Against	585	182	81
Abstain	340	92	100
Broker non-votes	1	1	N/A

Trustees and Officers

   The table below provides information about the Trust’s trustees and officers, including biographical information about their business experience and information about their relationships with Legg Mason, Inc. and its affiliates. The mailing address of each trustee and officer is 100 Light Street, c/o Legal and Compliance Department, 23rd Floor, Baltimore, Maryland 21202.

Term of
Office
and
	Position(s)	Length		Other
	Held With	of Time	Number of	Directorships
Name and Age	Funds	ServedA	Legg Mason Funds Overseen	Held

INDEPENDENT TRUSTEES:

Gilmore, Richard G. Age 75	Trustee	Since 1990	Director/Trustee of all Legg Mason funds (consisting of 23 portfolios).	None

Lehman, Arnold L. Age 58	Trustee	Since 1990	Director/Trustee of all Legg Mason funds (consisting of 23 portfolios).	None

Masters, Robin J.W. Age 47	Trustee	Since 2002	Director/Trustee of all Legg Mason funds (consisting of 23 portfolios).	None

McGovern, Jill E. Age 58	Trustee	Since 1990	Director/Trustee of all Legg Mason funds (consisting of 23 portfolios).	None

[Additional columns below]

[Continued from above table, first column(s) repeated]

Principal Occupation(s)
Name and Age	During the Past Five Years

INDEPENDENT TRUSTEES:

Gilmore, Richard G. Age 75	Retired. Trustee of Pacor Settlement Trust, Inc. since 1990. Formerly: Director of CSS Industries, Inc. (diversified holding company that makes seasonal decorative products); Senior Vice President, Chief Financial Officer and Director of PECO Energy Co., Inc. (now Exelon Corporation).

Lehman, Arnold L. Age 58	Director of The Brooklyn Museum of Arts since 1997. Formerly: Director of the Baltimore Museum of Art (1979-1997).

Masters, Robin J.W. Age 47	Retired. Director of The Family Learning Centre (non- profit) since 1996; Director of Bermuda SMARTRISK (nonprofit) since 2001. Formerly: Chief Investment Officer of ACE Limited (insurance) (1995-2000).

McGovern, Jill E. Age 58	Chief Executive Officer of The Marrow Foundation since 1993. Formerly: Executive Director of the Baltimore International Festival (1991-1993); Senior Assistant to the President of The Johns Hopkins University (1986-1990).

Trustees and Officers — Continued

Term of
Office
and
	Position(s)	Length		Other
	Held With	of Time	Number of	Directorships
Name and Age	Funds	ServedA	Legg Mason Funds Overseen	Held

Mehlman, Arthur S. Age 61	Trustee	Since 2002	Director/Trustee of all Legg Mason funds (consisting of 23 portfolios).	None

O’Brien, G. Peter Age 57	Trustee	Since 1999	Director/Trustee of all Legg Mason funds (consisting of 23 portfolios).	Director of the Royce Family of Funds (consisting of 17 portfolios); Director of Renaissance Capital Greenwich Funds.

Rowan, S. Ford Age 59	Trustee	Since 2002	Director/Trustee of all Legg Mason funds (consisting of 23 portfolios).	None

INTERESTED TRUSTEES:

Curley, John F. Jr.,B Age 63	Chairman and Trustee	Since 1990	Chairman and Director/Trustee of all Legg Mason funds (consisting of 23 portfolios).	None

[Additional columns below]

[Continued from above table, first column(s) repeated]

Principal Occupation(s)
Name and Age	During the Past Five Years

Mehlman, Arthur S. Age 61	Retired. Director of Maryland Business Roundtable for Education (nonprofit); Director of University of Maryland Foundation (nonprofit); Director of University of Maryland College Park Foundation (non-profit) since 1998. Formerly: Partner, KPMG LLP (international accounting firm) (1972-2002)

O’Brien, G. Peter Age 57	Trustee of Colgate University and President of Hill House, Inc. (residential home care). Formerly: Managing Director, Equity Capital Markets Group of Merrill Lynch & Co. (1971-1999).

Rowan, S. Ford Age 59	Consultant, Rowan & Blewitt Inc. (management consulting); Adjunct Professor, George Washington University since 2000; Director of Santa Fe Institute (scientific research institute) since 1999; Director of Annapolis Center for Science-Based Public Policy since 1995.

INTERESTED TRUSTEES:

Curley, John F. Jr.,B Age 63	Director and/or officer of various Legg Mason affiliates. Formerly: Vice Chairman and Director of Legg Mason, Inc. and Legg Mason Wood Walker, Incorporated; Director of Legg Mason Fund Adviser, Inc. and Western Asset Management Company (each a registered investment adviser).

Term of
Office
and
	Position(s)	Length		Other
	Held With	of Time	Number of	Directorships
Name and Age	Funds	ServedA	Legg Mason Funds Overseen	Held

Fetting, Mark R.B Age 48	President and Trustee	President since 2001; Trustee since 2002	President and Director/Trustee of all Legg Mason funds (consisting of 23 portfolios).	Director of the Royce Family of Funds (consisting of 17 portfolios).

EXECUTIVE OFFICERS:

Duffy, Marc R.C Age 45	Vice President and Secretary	Since 2000	Vice President and Secretary of all Legg Mason funds (consisting of 23 portfolios).	None

Karpinski, Marie K.C Age 54	Vice President and Treasurer	Since 1990	Vice President and Treasurer of all Legg Mason funds (consisting of 23 portfolios).	None

[Additional columns below]

[Continued from above table, first column(s) repeated]

Principal Occupation(s)
Name and Age	During the Past Five Years

Fetting, Mark R.B Age 48	Executive Vice President of Legg Mason, Inc.; Director and/or officer of various Legg Mason affiliates since 2000. Formerly: Division President and Senior Officer of Prudential Financial Group, Inc. and related companies, including fund boards and consulting services to subsidiary companies (1991-2000); Partner, Greenwich Associates; Vice President, T. Rowe Price Group, Inc.

EXECUTIVE OFFICERS:

Duffy, Marc R.C Age 45	Vice President and Secretary of Legg Mason Fund Adviser, Inc. since 2000; Associate General Counsel of Legg Mason Wood Walker, Incorporated since 1999. Formerly: Senior Associate, Kirkpatrick & Lockhart LLP (1996-1999); Senior Counsel, Securities and Exchange Commission, Division of Investment Management (1989-1995).

Karpinski, Marie K.C Age 54	Vice President and Treasurer of Legg Mason Fund Adviser, Inc. and Western Asset Funds, Inc.; Treasurer of Pacific American Income Shares, Inc. and Western Asset Premier Bond Fund.

A	Trustees of the Trust serve a term of indefinite length until their resignation or removal and stand for re-election by shareholders only as and when required by the 1940 Act. Officers of the Trust serve one-year terms, subject to annual reappointment by the Board of Trustees.

B	Mr. Curley and Mr. Fetting are considered to be interested persons (as defined in the 1940 Act) of the Trust by virtue of being employees of Legg Mason Wood Walker, Incorporated, the principal underwriter of the Trust.

C	Officers of the Trust are interested persons (as defined in the 1940 Act).

ADDITIONAL INFORMATION ABOUT THE TRUST’S TRUSTEES

AND OFFICERS IS CONTAINED IN THE STATEMENT OF ADDITIONAL
INFORMATION, AVAILABLE WITHOUT CHARGE UPON REQUEST BY
CALLING 1-800-822-5544.

                                                                                          Investment Manager

                                                                                             Legg Mason Fund Adviser, Inc.
                                                                                             Baltimore, MD

                                                                                          Investment Adviser

                                                                                             Legg Mason Trust, fsb
                                                                                             Baltimore, MD

                                                                                          Board of Trustees

                                                                                             John F. Curley, Jr., Chairman
                                                                                             Mark R. Fetting, President
                                                                                             Richard G. Gilmore
                                                                                             Arnold L. Lehman
                                                                                             Robin J. W. Masters
                                                                                             Dr. Jill E. McGovern
                                                                                             Arthur S. Mehlman
                                                                                             G. Peter O’Brien
                                                                                             S. Ford Rowan

                                                                                          Transfer and Shareholder Servicing Agent

                                                                                             Boston Financial Data Services
                                                                                             Braintree, MA

                                                                                          Custodian

                                                                                             State Street Bank & Trust Company
                                                                                             Boston, MA

                                                                                          Counsel

                                                                                             Kirkpatrick & Lockhart LLP
                                                                                             Washington, DC

                                                                                          Independent Accountants

                                                                                             PricewaterhouseCoopers LLP
                                                                                             Baltimore, MD

This report is not to be distributed unless preceded or accompanied by a prospectus.

Legg Mason Wood Walker, Incorporated

Member NYSE, Inc. • Member SIPC

100 Light Street

P.O. Box 1476, Baltimore, MD 21203-1476
410 • 539 • 0000

LMF-030
5/03